Note 2 - Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2016	Price	2015	Price

Outstanding, January 1	31,949	$25.03	46,451	$27.90
Expired	-	-	(3,639)	37.33
Exercised	-	-	(525)	17.55

Outstanding, June 30	31,949	$25.03	42,287	$27.19

Exercisable, June 30	31,949	$25.03	42,287	$27.19